Non-Controlling Interests - Earnings of Subsidiaries with Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Revenues (Note 5)	$ 2,405	$ 2,845
Net (loss) earnings	(158)	239
Total comprehensive income (loss)	(223)	444
Amounts attributable to the non-controlling interests:
Net earnings (loss)	(20)	10
Total comprehensive income (loss)	(20)	10
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Revenues (Note 5)	94	167
Net (loss) earnings	(52)	9
Total comprehensive income (loss)	(52)	9
Amounts attributable to the non-controlling interests:
Net earnings (loss)	(20)	9
Total comprehensive income (loss)	(20)	9
Dividends paid to non-controlling interests	11	40
Kent Hills Wind L.P.
Disclosure of subsidiaries [line items]
Revenues (Note 5)	36	34
Net (loss) earnings	3	7
Total comprehensive income (loss)	3	7
Amounts attributable to the non-controlling interests:
Net earnings (loss)	0	1
Total comprehensive income (loss)	$ 0	$ 1